Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	14,421.70
Total Transaction Valuation	104,429,399.00
Total Offset Amount	12,872.71
Net Fee	$ 1,548.99
Offering Table N/A
Offset Table N/A